Revenues Details In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CNY	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2014 Cord Blood Processing Fees USD ($)	Mar. 31, 2014 Cord Blood Processing Fees CNY	Mar. 31, 2013 Cord Blood Processing Fees CNY	Mar. 31, 2012 Cord Blood Processing Fees CNY	Mar. 31, 2014 Cord Blood Storage Fees USD ($)	Mar. 31, 2014 Cord Blood Storage Fees CNY	Mar. 31, 2013 Cord Blood Storage Fees CNY	Mar. 31, 2012 Cord Blood Storage Fees CNY	Mar. 31, 2014 Fees Derived from the Provision of Donated Cord Blood for Transplantation and Research and Others USD ($)	Mar. 31, 2014 Fees Derived from the Provision of Donated Cord Blood for Transplantation and Research and Others CNY	Mar. 31, 2013 Fees Derived from the Provision of Donated Cord Blood for Transplantation and Research and Others CNY	Mar. 31, 2012 Fees Derived from the Provision of Donated Cord Blood for Transplantation and Research and Others CNY
Revenues from External Customers and Long-Lived Assets
Revenues	$ 92,152	572,857	526,123	380,490	$ 64,837	403,058	394,641	279,481	$ 26,808	166,649	129,455	98,967	$ 507	3,150	2,027	2,042